FVIT Portfolios

FVIT Wilshire Dynamic Conservative Allocation Portfolio

FVIT Wilshire Dynamic Moderate Allocation Portfolio

FVIT Wilshire Dynamic Growth Allocation Portfolio

FVIT Wilshire Dynamic Global Allocation Portfolio

Class II Shares

(each a “Portfolio” and together the “Portfolios”)

(each a series of Forethought Variable Insurance Trust (the “Registrant”))

Supplement dated March 14, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

Filed on February 12, 2016 Pursuant

to Rule 485(a) under the Securities Act of 1933 (the “Filing”)

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1.	Effective April 29, 2016, the Portfolios will be renamed as follows:

Name Prior to April 29, 2016	Name Effective April 29, 2016
FVIT Wilshire Dynamic Conservative Allocation Portfolio	Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
FVIT Wilshire Dynamic Moderate Allocation Portfolio	Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio
FVIT Wilshire Dynamic Growth Allocation Portfolio	Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
FVIT Wilshire Dynamic Global Allocation Portfolio	Global Atlantic Wilshire Dynamic Global Allocation Portfolio

The Portfolios’ investment objectives, policies and strategies will remain unchanged.

2.	Effective on or about March 30, 2016 Forethought Investment Advisors, LLC (the “Adviser”) will be renamed Global Atlantic Investment Advisors, LLC.

Accordingly, all references to the Portfolios and the Adviser in the Prospectus and SAI are replaced with the new names on the effective dates above.

On or about April 29, 2016, Registrant will file, pursuant to Rule 485(b) under the Securities Act of 1933, a revised and updated prospectus that includes the new series names, as well as other changes.

The Filing may be viewed, free of charge, on the Securities and Exchange Commission’s website at https://www.sec.gov/Archives/edgar/data/1580353/000158064216006832/fvitwilshire485a.htm.

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This Supplement and the Prospectus and Statement of Additional Information filed on February 12, 2016 provide information that you should know before investing in the Portfolios and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

Please retain this Supplement for future reference.